2. Going Concern (Details Narrative) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ (6,041,727)	$ (4,536,947)	$ (1,978,400)
Working capital		$ (17,113)